LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related Party	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)
Long-term borrowing from a founder, monthly payments of 126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	$ 1,197,937	¥ 7,825,695	¥ 8,226,599	$ 1,200,000	¥ 7,800,000
Less: current portion	(135,152)	(882,900)	(847,346)
Total long-term borrowings due to related party	$ 1,062,785	¥ 6,942,795	¥ 7,379,253